Prepayment and other current assets (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Prepayment and other current assets
Prepaid expenses	¥ 8,617,132	$ 1,180,541
Escrow deposit	3,284,685	450,000
Other receivables	202,289	27,715	¥ 34,151
Total	¥ 12,104,106	$ 1,658,256	¥ 34,151